SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
SHARE CAPITAL	SHARE CAPITALPembina is authorized to issue an unlimited number of common shares, without par value, 254,850,850 Class A preferred shares, issuable in series and an unlimited number of Class B preferred shares. The holders of the common shares are entitled to receive notice of, attend and vote at any meeting of the shareholders of Pembina, receive dividends declared and share in the remaining property of Pembina upon distribution of the assets of Pembina among its shareholders for the purpose of winding-up its affairs.
Common Share Capital

($ millions, except as noted)	Number of Common Shares (millions)	Common Share Capital
Balance at December 31, 2019	548	15,539
Share-based payment transactions	2	105
Balance at December 31, 2020	550	15,644
Share-based payment transactions	—	47
Repurchased	—	(13)
Balance at December 31, 2021	550	15,678
Share Repurchase Program
On February 25, 2021, the Toronto Stock Exchange ("TSX") accepted the Company's notice of intention to commence a normal course issuer bid ("NCIB") that allows the Company to repurchase, at its discretion, up to approximately 27.5 million common shares through the facilities of the TSX, the New York Stock Exchange and/or alternative Canadian trading systems or as otherwise permitted by applicable securities law, subject to certain restrictions on the number of common shares that may be purchased on a single day. Common shares purchased by the Company will be cancelled. The NCIB commenced March 2, 2021 and will terminate on March 1, 2022 or on such earlier date as the Company has purchased the maximum number of common shares permitted pursuant to the notice of intention.
The following table summarizes Pembina's share repurchases under its NCIB:

For the years ended December 31 (millions, except as noted)	2021	2020
Number of common shares repurchased for cancellation (thousands)	450	—
Average price per share	$37.77	—
Total cost(1)	17	—
(1)    Total cost includes $13 million (2020: nil) charged to share capital and $4 million (2020: nil) charged to deficit.
Preferred Share Capital

($ millions, except as noted)	Number of Preferred Shares (millions)	Preferred Share Capital
Balance at December 31, 2019	122	2,956
Part VI.1 tax	—	(10)
Balance at December 31, 2020	122	2,946
Class A, Series 11 Preferred shares redeemed, net of issue costs	(7)	(170)
Class A, Series 13 Preferred shares redeemed, net of issue costs	(10)	(250)
Part VI.1 tax	—	(9)
Balance at December 31, 2021	105	2,517
On June 15, 2020, none of the eight million Cumulative Redeemable Rate Reset Class A Preferred Series 19 shares outstanding were converted into Cumulative Redeemable Floating Rate Class A Preferred Series 20 shares.
On November 16, 2020, none of the nine million Cumulative Redeemable Rate Reset Class A Preferred Series 9 shares outstanding were converted into Cumulative Redeemable Floating Rate Class A Preferred Series 10 shares.
On January 25, 2021, in connection with the offering of the Series 1 Subordinated Notes, Pembina issued 600,000 Series 2021-A Class A Preferred Shares, to Computershare Trust Company of Canada, to be held in trust as treasury shares to satisfy Pembina's obligations under the indenture governing the Series 1 Subordinated Notes.
On March 1, 2021, Pembina redeemed all of the 6.8 million issued and outstanding Cumulative Redeemable Minimum Rate Reset Class A Preferred Shares, Series 11 (the "Series 11 Class A Preferred Shares") for a redemption price equal to $25.00 per Series 11 Class A Preferred Share.
On June 1, 2021, Pembina redeemed all of the 10 million issued and outstanding Cumulative Redeemable Minimum Rate Reset Class A Preferred Shares, Series 13 (the "Series 13 Class A Preferred Shares") for a redemption price equal to $25.00 per Series 13 Class A Preferred Shares, less taxes required to be deducted or withheld by the Company.
Dividends
The following dividends were declared by Pembina:

For the years ended December 31
($ millions)	2021	2020
Common shares
$2.52 per common share (2020: $2.52)	1,386	1,385
Class A preferred shares
$1.23 per Series 1 Class A Preferred Share (2020: $1.23)	12	12
$1.12 per Series 3 Class A Preferred Share (2020: $1.12)	7	7
$1.14 per Series 5 Class A Preferred Share (2020: $1.14)	11	11
$1.10 per Series 7 Class A Preferred Share (2020: $1.10)	11	11
$1.08 per Series 9 Class A Preferred Share (2020: $1.18)	10	11
$0.36 per Series 11 Class A Preferred Share (2020: $1.44)	2	10
$0.72 per Series 13 Class A Preferred Share (2020: $1.44)	7	14
$1.12 per Series 15 Class A Preferred Share (2020: $1.12)	9	9
$1.21 per Series 17 Class A Preferred Share (2020: $1.21)	7	7
$1.17 per Series 19 Class A Preferred Share (2020: $1.21)	10	10
$1.23 per Series 21 Class A Preferred Share (2020: $1.23)	20	20
$1.31 per Series 23 Class A Preferred Share (2020: $1.31)	16	16
$1.30 per Series 25 Class A Preferred Share (2020: $1.30)	13	13
	135	151
On January 6, 2022, Pembina announced that its Board of Directors had declared a dividend of $0.21 per common share in the total amount of $116 million, payable on February 15, 2022 to shareholders of record on January 25, 2022.
On February 3, 2022, Pembina announced that its Board of Directors had declared a dividend of $0.21 per common share in the total amount of $116 million, payable on March 15, 2022 to shareholders of record on February 25, 2022.
Pembina's Board of Directors also declared quarterly dividends for Pembina's Class A preferred shares on January 6, 2022 as outlined in the following table:

Series	Record Date	Payable Date	Per Share Amount	Dividend Amount ($ millions)
Series 1	February 1, 2022	March 1, 2022	$0.306625	3
Series 3	February 1, 2022	March 1, 2022	$0.279875	2
Series 5	February 1, 2022	March 1, 2022	$0.285813	3
Series 7	February 1, 2022	March 1, 2022	$0.273750	3
Series 9	February 1, 2022	March 1, 2022	$0.268875	2
Series 15	March 15, 2022	March 31, 2022	$0.279000	2
Series 17	March 15, 2022	March 31, 2022	$0.301313	2
Series 19	March 15, 2022	March 31, 2022	$0.292750	2
Series 21	February 1, 2022	March 1, 2022	$0.306250	5
Series 23	January 31, 2022	February 15, 2022	$0.328125	4
Series 25	January 31, 2022	February 15, 2022	$0.325000	3